Note D - Concentration of Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

9.                      MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLES

For the three months ended March 31, 2013 and 2012, three customers accounted for 61% and 76% of revenue, respectively.  At March 31, 2013, one customer accounted for 56% of accounts receivable.  At December 31, 2012, two customers accounted for 88% of accounts receivable.

NOTE D—CONCENTRATION OF RISK

Financial instruments which potentially subject the Company to risk primarily consist of cash and accounts receivables.

The Company maintains its cash balances in a financial institution in Nevada. All non-interest bearing accounts are fully insured by the Federal Deposit Insurance Corporation (FDIC) through December 31, 2012 and interest-bearing accounts are insured by the FDIC up to $250,000.  The Company has not incurred any losses on these accounts.

The Company extends credit to customers on an unsecured basis in the normal course of business. The Company’s policy is to perform an analysis of the recoverability of its receivables at the end of each reporting period and to establish allowances where appropriate. The Company analyzes historical bad debts and contract losses, customer concentrations, and customer credit-worthiness when evaluating the adequacy of the allowances.

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, as follows:

	Years Ended December 31,
	2012	2011

Customer A	31%	15%
Customer B	18%	—
Customer C	* %	43%

*      Less than 10% of total revenue

The Company had certain customers whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

	As of December 31,
	2012	2011

Customer C	74%	78%
Customer D	14%	—

*      Less than 10% of total accounts receivable